Segment information - Reconciliation of assets (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of assets
Segment assets	$ 98,585	$ 87,764
Operating Segments
Reconciliation of assets
Segment assets	64,392	60,325
Operating Segments | Construction Industries
Reconciliation of assets
Segment assets	5,442	5,546
Operating Segments | Resource Industries
Reconciliation of assets
Segment assets	9,036	9,009
Operating Segments | Power & Energy
Reconciliation of assets
Segment assets	8,438	8,845
Operating Segments | Financial Products Segment
Reconciliation of assets
Segment assets	41,476	36,925
Operating Segments | All Other Segment
Reconciliation of assets
Segment assets	1,516	1,403
Corporate Items and Eliminations
Items not included in segment assets:
Cash and cash equivalents	9,333	6,165
Deferred income taxes	2,749	3,194
Goodwill and intangible assets	4,669	4,478
Property, plant and equipment – net and other assets	4,689	4,808
Inventory methodology differences	(3,622)	(3,560)
Liabilities included in segment assets	15,330	11,973
Other	$ (471)	$ (1,022)